Share-based payments (Tables)	6 Months Ended
Feb. 28, 2026
Share-based payments
Summary of share based payments

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	(years)
November 30, 2022	243,540.00	243,540.00	107	3.1	5
December 1, 2022	234,900.00	234,900.00	107	3.0	5
March 22, 2023	227,340.00	202,230.00	75	3.6	2
March 25, 2023	227,340.00	205,740.00	75	3.6	3
March 25, 2023	227,340.00	205,740.00	75	3.6	4
April 20, 2023	233,280.00	212,220.00	75	3.6	5
December 29, 2023	185,220.00	60,480.00	76	3.1	5
January 26, 2024	41,040.00	43,092.00	76	3.5	5
July 25, 2025	264.40	264.00	101	2.8	5

Summary of number options granted outstanding

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2024	51	199,466.73
Granted	50	264.40
Forfeited	(5)	234,900.00
Expired	(22)	151,638.37
Balance at August 31, 2025	74	76,695.66
Expired	(6)	282,479.81
Balance at February 28, 2026	68	58,538.24

Summary of range of number of options outstanding and weighted average remaining contractual life

	Number of
	options	Weighted average	Weighted average	Exercisable
Exercise price range	outstanding	grant date fair value	remaining contractual life	options
$	#	$	[years]	#
264.40	50	264.40	4.40	15
41,040.00 - 185,220.00	2	113,130.00	2.87	2
227,340.00 - 243,540.00	16	233,820.00	2.38	16

Schedule of warrants

		Number of warrants	Weighted average remaining
	Exercise price	outstanding	contractual life
Grant date	$	#	[years]
December 21, 2023	56,700.00	3	2.81
September 16, 2024	4,500.00	56	3.55
January 14, 2025	600.00	592	4.38
August 15, 2025	100.00	4,382	4.46
December 19, 2025	15.00	40,001	4.81

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	[years]
December 21, 2023	56,700.00	60,480.00	76	4.0	5.0
September 16, 2024	4,500.00	2,865.60	92	3.4	5.0
January 14, 2025	600.00	732.00	99	4.4	5.5
August 15, 2025	100.00	74.40	101	3.6	5.0
December 19, 2025	15.00	10.02	127	3.7	5.0

Schedule of public market capitalization

Market capitalization threshold	Number of RSUs vesting
$15 million or more	3,750
$25 million or more	3,750
$35 million or more	5,000

Schedule of assumptions used to determine the fair value of these RSUs

Risk-free
	Market	Expected	interest	Contractual	Expected
	price	volatility	rate	life	life
Grant date	$	%	%	(years)	(years)
September 25, 2025	56.80	100	3.68	10	5

Schedule of information regarding the RSUs outstanding

Number of
RSUs
#
Balance at August 31, 2024	—
Granted	—
Balance at August 31, 2025	—
Granted	12,500
Balance at February 28, 2026	12,500